Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 92,856	$ 126,336
Other payables	122,186	102,873
Total	$ 215,042	$ 229,209